Popular, Inc. (Holding company only) financial information (Statement of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 934,889	$ 506,622	$ 671,135
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses (benefit)	(193,464)	292,536	165,779
Amortization of intangibles	9,134	6,397	9,370
Net accretion of discounts and amortization of premiums and deferred fees	(21,962)	(63,300)	(158,070)
Share-based compensation	17,774	8,254	12,303
Earnings from investments under the equity method, net of dividends or distributions	(50,942)	(27,738)	(28,011)
Sale of foreclosed assets, including write-downs	(30,098)	(19,958)	(21,982)
Net (increase) decrease in:
Equity securities	(2,336)	(8,263)	(8,032)
Net (decrease) increase in:
Interest payable	(5,395)	(5,404)	(284)
Other liabilities	22,802	(106,736)	(116,443)
Total adjustments	70,269	172,150	34,232
Net cash provided by operating activities	1,005,158	678,772	705,367
Cash flows from investing activities:
Net (increase) decrease in money market investments	(5,895,789)	(8,378,577)	905,558
Proceeds from calls, paydowns, maturities and redemptions of investment securities held-to-maturity	15,700	6,733	5,913
Return of capital from equity method investments	6,362	959	6,942
Acquisition of premises and equipment	72,781	60,073	75,665
Proceeds from sale of premises and equipment	21,482	26,548	18,608
Proceeds from sale of foreclosed assets	86,942	77,521	107,881
Net cash (used in) provided by investing activities	(10,518,650)	(13,068,146)	(4,169,852)
Cash flows from financing activities:
Payment of notes payable	(237,713)	(139,920)	(210,377)
Proceeds from notes payable	0	261,999	75,000
Proceeds from issuance of common stock	4,674	9,093	8,719
Payments for repurchase of redeemable preferred stock	0	(28,017)	0
Dividends paid	(141,466)	(133,645)	(115,810)
Net payments for repurchase of common stock	(350,535)	(500,479)	(250,581)
Payments related to tax witholding for share-based compensation	(5,115)	(3,693)	(5,431)
Net cash used in financing activities	9,450,910	12,492,145	3,455,557
Net increase (decrease) in cash and due from banks, and restricted cash	(62,582)	102,771	(8,928)
Cash and due from banks and restricted cash at beginning of period	497,094	394,323	403,251
Cash and due from banks and restricted cash at end of period	434,512	497,094	394,323
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net income	934,889	506,622	671,135
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (earnings) losses of subsidiaries, net of dividends or distributions	(151,737)	65,944	(277,062)
Provision for credit losses (benefit)	(215)	95	256
Amortization of intangibles	5,656	98	96
Net accretion of discounts and amortization of premiums and deferred fees	1,241	1,233	1,240
Share-based compensation	8,895	5,770	7,927
Earnings from investments under the equity method, net of dividends or distributions	(26,360)	(15,510)	(14,948)
Sale of foreclosed assets, including write-downs	59	0	0
Net (increase) decrease in:
Equity securities	(3,662)	(5,305)	(4,051)
Other assets	(1,970)	(8,327)	1,134
Net (decrease) increase in:
Interest payable	(1,042)	0	0
Other liabilities	19,095	2,470	2,508
Total adjustments	(150,040)	46,468	(282,900)
Net cash provided by operating activities	784,849	553,090	388,235
Cash flows from investing activities:
Net (increase) decrease in money market investments	(94,000)	110,000	(45,000)
Proceeds from calls, paydowns, maturities and redemptions of investment securities held-to-maturity	5,601	0	0
Net repayments on other loans	1,879	587	677
Capital contribution to subsidiaries	(12,900)	(10,000)	(9,000)
Return of capital from wholly owned subsidiaries	0	12,500	13,000
Return of capital from equity method investments	0	131	0
Acquisition of premises and equipment	(1,788)	(2,667)	(1,289)
Proceeds from sale of premises and equipment	83	285	3
Proceeds from sale of foreclosed assets	87	0	0
Net cash (used in) provided by investing activities	(101,038)	110,836	(41,609)
Cash flows from financing activities:
Payment of notes payable	(186,664)	0	0
Proceeds from issuance of common stock	10,493	15,175	13,451
Payments for repurchase of redeemable preferred stock	0	(28,017)	0
Dividends paid	(141,466)	(133,645)	(115,810)
Net payments for repurchase of common stock	(350,656)	(500,705)	(250,571)
Payments related to tax witholding for share-based compensation	(5,107)	(3,394)	(5,420)
Net cash used in financing activities	(673,400)	(650,586)	(358,350)
Net increase (decrease) in cash and due from banks, and restricted cash	10,411	13,340	(11,724)
Cash and due from banks and restricted cash at beginning of period	69,894	56,554	68,278
Cash and due from banks and restricted cash at end of period	$ 80,305	$ 69,894	$ 56,554